Other financial assets - Summary of Other financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 63,088	€ 49,982
Other non-current financial assets	62,487	19,582
Other current financial assets	601	30,400
Pledged bank balances
Disclosure of Other financial assets [Line Items]
Other financial assets	12,190	18,887
Security deposits
Disclosure of Other financial assets [Line Items]
Other financial assets	7,990	0
Derivatives
Disclosure of Other financial assets [Line Items]
Other financial assets	9,198	31,095
Investments in equity securities
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 31,389	0
Other non-current receivables
Disclosure of Other financial assets [Line Items]
Other financial assets		€ 0